UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2019 – August 31, 2019

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2019

Shares	Security Description	Value
Common Stock - 96.0%
Aerospace & Defense - 0.2%
48	Curtiss-Wright Corp.	$5,887
53	MSA Safety, Inc.	5,598
24	Teledyne Technologies, Inc. (a)	7,406
68	Woodward, Inc.	7,334
		26,225
Auto & Truck - 19.2%
11,463	BorgWarner, Inc.	374,038
12,106	Cooper Tire & Rubber Co.	284,370
23,771	Gentex Corp.	632,308
2,933	Lear Corp.	329,258
17,948	LKQ Corp. (a)	471,494
73	Oshkosh Corp.	5,130
7,546	PACCAR, Inc.	494,716
		2,591,314
Banks - 0.8%
221	Associated Banc-Corp.	4,252
62	Bank of Hawaii Corp.	5,126
157	Bank OZK	4,050
131	Cathay General Bancorp	4,348
82	Commerce Bancshares, Inc.	4,680
50	Cullen/Frost Bankers, Inc.	4,150
95	East West Bancorp, Inc.	3,907
162	Fifth Third Bancorp	4,285
327	First Horizon National Corp.	5,176
416	FNB Corp.	4,472
120	Hancock Whitney Corp.	4,213
261	Home BancShares, Inc.	4,625
125	PacWest Bancorp	4,260
89	Pinnacle Financial Partners, Inc.	4,688
67	Prosperity Bancshares, Inc.	4,350
38	Signature Bank	4,433
253	Sterling Bancorp	4,825
133	Synovus Financial Corp.	4,727
220	TCF Financial Corp.	8,483
83	Texas Capital Bancshares, Inc. (a)	4,472
279	Umpqua Holdings Corp.	4,383
136	United Bankshares, Inc.	5,016
89	Webster Financial Corp.	3,984
68	Wintrust Financial Corp.	4,272
		111,177
Biotechnology - 0.1%
298	Prestige Consumer Healthcare, Inc. (a)	9,500
72	United Therapeutics Corp. (a)	5,945
		15,445
Building - 4.1%
177	AECOM (a)	6,280
82	EMCOR Group, Inc.	7,170
303	KBR, Inc.	7,733
24	Lennox International, Inc.	6,091
8,967	Owens Corning	514,347
138	Rollins, Inc.	4,528
37	Watsco, Inc.	6,051
		552,200
Chemicals - 3.6%
5,676	FMC Corp.	490,009
Commercial Services - 7.2%
150	CoreLogic, Inc. (a)	7,260
121	Deluxe Corp.	5,576
23	FactSet Research Systems, Inc.	6,258
122	Healthcare Services Group, Inc.	2,751
95	Leidos Holdings, Inc.	8,299
127	LiveRamp Holdings, Inc. (a)	5,380
5,793	ManpowerGroup, Inc.	473,520

Shares	Security Description	Value
Commercial Services - 7.2% (continued)
23	MarketAxess Holdings, Inc.	$9,145
240	Sabre Corp.	5,673
74	The Brink’s Co.	5,568
22,068	The Interpublic Group of Cos., Inc.	438,712
34	WEX, Inc. (a)	6,955
		975,097
Communications - 1.1%
16,492	Cars.com, Inc. (a)	146,944
Computers - 5.6%
189	ACI Worldwide, Inc. (a)	5,629
74	j2 Global, Inc.	6,260
20,158	Juniper Networks, Inc.	466,859
112	Lumentum Holdings, Inc. (a)	6,245
113	Manhattan Associates, Inc. (a)	9,337
79	MAXIMUS, Inc.	6,078
122	National Instruments Corp.	5,124
207	NCR Corp. (a)	6,523
81	Science Applications International Corp.	7,129
124	Teradata Corp. (a)	3,828
35,241	Unisys Corp. (a)	230,476
		753,488
Construction Materials - 0.1%
49	Carlisle Cos., Inc.	7,103
450	MDU Resources Group, Inc.	12,101
		19,204
Consumer Products - 3.1%
7,987	Molson Coors Brewing Co., Class B	410,212
145	Plantronics, Inc.	4,505
		414,717
Electrical Equipment - 0.1%
44	Acuity Brands, Inc.	5,518
126	Cognex Corp.	5,680
30	Littelfuse, Inc.	4,682
		15,880
Electronics - 4.5%
72	Arrow Electronics, Inc. (a)	4,982
135	Avnet, Inc.	5,655
50	Hubbell, Inc.	6,557
19,839	Jabil, Inc.	571,562
76	Keysight Technologies, Inc. (a)	7,361
70	Regal Beloit Corp.	4,963
150	Trimble, Inc. (a)	5,628
283	Vishay Intertechnology, Inc.	4,480
		611,188
Financials - 0.3%
124	Eaton Vance Corp.	5,347
56	Evercore, Inc., Class A	4,467
41	Jack Henry & Associates, Inc.	5,943
217	Janus Henderson Group PLC	4,147
437	Navient Corp.	5,567
415	New York Community Bancorp, Inc.	4,789
100	SEI Investments Co.	5,751
457	SLM Corp.	3,857
		39,868
Food - 3.5%
11,079	Hormel Foods Corp.	472,076
Hardware - 0.1%
77	InterDigital, Inc.	3,786
31	Zebra Technologies Corp. (a)	6,356
		10,142
Health Care - 0.1%
125	Encompass Health Corp.	7,599

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2019

Shares	Security Description	Value
Household - 0.1%
155	Herman Miller, Inc.	$6,553
131	HNI Corp.	4,086
		10,639
Insurance - 0.5%
8	Alleghany Corp. (a)	5,995
52	American Financial Group, Inc.	5,250
180	Brown & Brown, Inc.	6,640
278	CNO Financial Group, Inc.	4,025
99	First American Financial Corp.	5,787
65	Kemper Corp.	4,549
244	Old Republic International Corp.	5,700
44	Primerica, Inc.	5,244
35	Reinsurance Group of America, Inc.	5,389
35	RenaissanceRe Holdings, Ltd.	6,319
43	The Hanover Insurance Group, Inc.	5,725
93	WR Berkley Corp.	6,626
		67,249
Machinery - 4.0%
7,167	AGCO Corp.	495,383
67	Crane Co.	5,108
124	Graco, Inc.	5,651
38	IDEX Corp.	6,259
100	ITT, Inc.	5,692
143	Kennametal, Inc.	4,274
63	Lincoln Electric Holdings, Inc.	5,201
42	Nordson Corp.	5,710
173	Terex Corp.	4,296
89	The Toro Co.	6,409
		543,983
Media - 9.3%
30,873	Lions Gate Entertainment Corp., Class A	278,783
8,799	Meredith Corp.	385,220
40,901	TEGNA, Inc.	585,294
		1,249,297
Medical - 9.0%
304	Acadia Healthcare Co., Inc. (a)	8,044
33	Bio-Rad Laboratories, Inc., Class A (a)	11,144
48	Bio-Techne Corp.	9,195
102	Cantel Medical Corp.	9,377
225	Catalent, Inc. (a)	11,867
68	Charles River Laboratories International, Inc. (a)	8,922
28	Chemed Corp.	12,024
353	Exelixis, Inc. (a)	7,007
185	Globus Medical, Inc. (a)	9,448
83	Hill-Rom Holdings, Inc.	8,937
176	Integra LifeSciences Holdings Corp. (a)	10,564
90	LivaNova PLC (a)	6,987
381	Mallinckrodt PLC (a)	987
67	Masimo Corp. (a)	10,268
117	Medidata Solutions, Inc. (a)	10,715
231	MEDNAX, Inc. (a)	4,870
63	Molina Healthcare, Inc. (a)	8,208
166	NuVasive, Inc. (a)	10,544
374	Patterson Cos., Inc.	6,253
79	PRA Health Sciences, Inc. (a)	7,808
5,511	Quest Diagnostics, Inc.	564,161
30	Teleflex, Inc.	10,918
379	Tenet Healthcare Corp. (a)	8,205
4,127	Varian Medical Systems, Inc. (a)	437,173
30	WellCare Health Plans, Inc. (a)	8,122
77	West Pharmaceutical Services, Inc.	11,200
		1,212,948

Shares	Security Description	Value
Metals - 0.3%
5,308	Livent Corp. (a)	$32,644
121	The Timken Co.	4,862
43	Valmont Industries, Inc.	5,826
		43,332
Oil & Gas - 2.0%
56,460	McDermott International, Inc. (a)	266,491
204	UGI Corp.	9,929
		276,420
Paper & Paper Products - 2.3%
9,286	Domtar Corp.	305,974
Pollution Control - 3.5%
9,774	Donaldson Co., Inc.	472,671
Real Estate Development & Operations - 0.1%
80	Jones Lang LaSalle, Inc.	10,724
REIT - 2.3%
256	American Campus Communities, Inc. REIT	11,899
121	Camden Property Trust REIT	13,098
119	CoreSite Realty Corp. REIT	13,825
327	Cousins Properties, Inc. REIT	11,347
215	CyrusOne, Inc. REIT	15,794
309	Douglas Emmett, Inc. REIT	13,040
159	EPR Properties REIT	12,442
357	First Industrial Realty Trust, Inc. REIT	13,905
363	Healthcare Realty Trust, Inc. REIT	12,063
262	Highwoods Properties, Inc. REIT	11,321
431	Hospitality Properties Trust REIT	10,404
299	JBG SMITH Properties REIT	11,440
165	Kilroy Realty Corp. REIT	12,847
153	Lamar Advertising Co., Class A REIT	11,727
249	Liberty Property Trust REIT	12,978
120	Life Storage, Inc. REIT	12,715
647	Medical Properties Trust, Inc. REIT	12,028
223	National Retail Properties, Inc. REIT	12,521
291	Omega Healthcare Investors, Inc. REIT	11,838
359	Pebblebrook Hotel Trust REIT	9,682
383	Rayonier, Inc. REIT	10,264
575	Sabra Health Care REIT, Inc.	12,432
852	Senior Housing Properties Trust REIT	7,234
227	Taubman Centers, Inc. REIT	8,864
509	The GEO Group, Inc. REIT	8,734
589	Uniti Group, Inc. REIT	4,353
408	Weingarten Realty Investors REIT	10,808
		309,603
Renewable Energy - 0.1%
63	EnerSys	3,528
109	First Solar, Inc. (a)	6,766
		10,294
Retail - 0.0%
64	MSC Industrial Direct Co., Inc.	4,328
Semiconductor - 0.4%
144	Cirrus Logic, Inc. (a)	7,724
43	Coherent, Inc. (a)	6,233
391	Cypress Semiconductor Corp.	8,997
69	MKS Instruments, Inc.	5,402
42	Monolithic Power Systems, Inc.	6,323
59	Silicon Laboratories, Inc. (a)	6,431
147	Teradyne, Inc.	7,787
		48,897

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

Shares	Security Description	Value
Software - 0.1%
107	CDK Global, Inc.	$4,618
74	Fortinet, Inc. (a)	5,859
29	Tyler Technologies, Inc. (a)	7,440
		17,917
Telecommunications - 0.1%
102	Belden, Inc.	4,652
139	Ciena Corp. (a)	5,690
90	Dycom Industries, Inc. (a)	4,005
		14,347
Transportation - 7.1%
5,609	CH Robinson Worldwide, Inc.	473,904
68	Genesee & Wyoming, Inc., Class A (a)	7,540
163	Knight-Swift Transportation Holdings, Inc.	5,565
51	Landstar System, Inc.	5,687
39	Old Dominion Freight Line, Inc.	6,387
237	Trinity Industries, Inc.	4,140
71	Wabtec Corp.	4,914
13,954	Werner Enterprises, Inc.	456,017
		964,154
Utilities - 1.0%
150	ALLETE, Inc.	12,859
330	Aqua America, Inc.	14,616
118	Atmos Energy Corp.	13,007
378	CenterPoint Energy, Inc.	10,467
310	Hawaiian Electric Industries, Inc.	13,764
119	IDACORP, Inc.	13,067
201	National Fuel Gas Co.	9,395
239	New Jersey Resources Corp.	10,932
281	OGE Energy Corp.	12,046
139	ONE Gas, Inc.	12,734
146	Southwest Gas Holdings, Inc.	13,320
		136,207
Wholesale Electronics - 0.1%
56	SYNNEX Corp.	4,693
57	Tech Data Corp. (a)	5,286
		9,979
Total Common Stock (Cost $14,060,331)		12,961,536
Money Market Fund - 4.0%
536,841	Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (b)
	(Cost $536,841)	536,841
Investments, at value - 100.0% (Cost $14,597,172)		$13,498,377
Other Assets & Liabilities, Net - 0.0%		3,721
Net Assets - 100.0%		$13,502,098

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2019

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Aerospace & Defense	$26,225	$–	$–	$26,225
Auto & Truck	2,591,314	–	–	2,591,314
Banks	111,177	–	–	111,177
Biotechnology	15,445	–	–	15,445
Building	552,200	–	–	552,200
Chemicals	490,009	–	–	490,009
Commercial Services	975,097	–	–	975,097
Communications	146,944	–	–	146,944
Computers	753,488	–	–	753,488
Construction Materials	19,204	–	–	19,204
Consumer Products	414,717	–	–	414,717
Electrical Equipment	15,880	–	–	15,880
Electronics	611,188	–	–	611,188
Financials	39,868	–	–	39,868
Food	472,076	–	–	472,076
Hardware	10,142	–	–	10,142
Health Care	7,599	–	–	7,599
Household	10,639	–	–	10,639
Insurance	67,249	–	–	67,249
Machinery	543,983	–	–	543,983
Media	1,249,297	–	–	1,249,297
Medical	1,212,948	–	–	1,212,948
Metals	43,332	–	–	43,332
Oil & Gas	276,420	–	–	276,420
Paper & Paper Products	305,974	–	–	305,974
Pollution Control	472,671	–	–	472,671
Real Estate Development & Operations	10,724	–	–	10,724
REIT	309,603	–	–	309,603
Renewable Energy	10,294	–	–	10,294
Retail	4,328	–	–	4,328
Semiconductor	48,897	–	–	48,897
Software	17,917	–	–	17,917
Telecommunications	14,347	–	–	14,347
Transportation	964,154	–	–	964,154
Utilities	136,207	–	–	136,207
Wholesale Electronics	9,979	–	–	9,979
Money Market Fund	–	536,841	–	536,841
Investments at Value	$12,961,536	$536,841	$–	$13,498,377

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 26, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 26, 2019